Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plans
Accumulated Other Comprehensive Income, Pension and Other Post-retirement Benefits
Beginning balance	CAD 28,751	CAD (14,385)
Current year net actuarial gain (loss)	1,505	43,350
Current year prior service credits	(4,864)	(563)
Amortization of net actuarial loss (gains)	1,358	349
Amortization of prior service credits	457
Ending balance	24,491	28,751
Other Postretirement Benefit Plans, Defined Benefit
Accumulated Other Comprehensive Income, Pension and Other Post-retirement Benefits
Beginning balance	5,896	(9,083)
Current year net actuarial gain (loss)	(7,554)	14,338
Current year prior service credits	0	0
Amortization of net actuarial loss (gains)	680	641
Amortization of prior service credits	0
Ending balance	CAD (2,338)	CAD 5,896